Subsequent events (Details Narrative)														1 Months Ended	6 Months Ended
	Sep. 02, 2026 USD ($)	Aug. 15, 2026 USD ($)	Aug. 06, 2026 SEK (kr) shares	Jul. 28, 2026 USD ($)	Jul. 28, 2026 SEK (kr)	Jun. 30, 2026 shares	Jun. 09, 2026	May 27, 2026 shares	May 26, 2026 shares	Feb. 26, 2026 USD ($)	Feb. 20, 2026 $ / shares kr / shares shares	Feb. 04, 2025 USD ($)	Feb. 04, 2025 SEK (kr)	Dec. 23, 2025 USD ($)	Jun. 30, 2026 SEK (kr)	Sep. 01, 2026 $ / shares	Sep. 01, 2026 SEK (kr) shares	Feb. 26, 2026 kr / shares	Dec. 31, 2025 SEK (kr) kr / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Purchase price | $														$ 3,714,586
Investment in the related party percentage														19.00%
Exercise price | $ / shares											$ 10.79
Convertible common shares | kr / shares											$ 3.15
Commitments | $										$ 113,300,000
Warrants per share | kr / shares																		kr 1.5
Additional warrants per share | kr / shares																		kr 0.5
Investing percentage										50.00%
Equity value | $										$ 1,350,000,000
Default interest | $												$ 9,552,778
Legal costs | kr													kr 9,312,597
Subsequent event, description							On June 9, 2026, the Company consummated the previously announced business combination with Legato III, pursuant to the business combination agreement that was signed on November 12, 2025, by and among Einride AB, Einride Cayman Sub Limited (“Merger Sub”), and Legato Merger Corp. III (“Legato III”). In connection with the business combination, Legato III merged with and into Merger Sub, whereupon Legato III ceased to exist, with Merger Sub surviving as a wholly owned subsidiary of Einride. As a result of the business combination, each issued and outstanding Legato III ordinary share was cancelled and automatically exchanged for one ordinary share of the Company in the form of one ADS, and each Legato III warrant was automatically converted into one warrant of the Company, with each whole warrant exercisable for one ordinary share of the Company in the form of one ADS at an exercise price of $11.50 per share. In connection with the consummation of the business combination, holders of 16,596,675 Legato III public shares exercised their right to redeem their shares for cash at a redemption price of $10.078 per share, for an aggregate redemption amount of $183.9 million, representing approximately 98.3% of the total Legato III public shares then outstanding. Upon consummation of the business combination, the Company also consummated the PIPE investment contemplated by the PIPE subscription agreements. Pursuant to the PIPE subscription agreements, the Company sold an aggregate of 12,235,420 PIPE ADSs to the PIPE investors for an aggregate purchase price of $113.3 million. In addition, the PIPE investors received warrants to purchase an aggregate of 18,353,130 ADSs. Pursuant to the PIPE subscription agreements, at the Closing, certain of the initial shareholders of Legato III transferred to one PIPE investor 553,471 of the founder shares held by them (which were exchanged for ADSs in the merger), and the Company issued to another PIPE investor an additional 1,400,000 PIPE ADSs.
Earnout consideration amount | kr																			kr 26,828,000
Share issued | shares						10,799,136
Share price | kr / shares																			kr 0.004585
Costs and fees | kr															kr 202,912,000
After reporting period [member]
IfrsStatementLineItems [Line Items]
Purchase price				$ 1,792,000	kr 17,069,056
Number of shares issued | shares																	133,599
Earnout consideration amount | kr			kr 373,476,000
Equipment financing facility | $		$ 25,000,000
Interest rate		14.00%
Earn-out consideration | kr					kr 10,000,000												kr 8,534,520
Purchase Price percentage																	50% of the Purchase Price was paid in cash, and the remaining 50% was paid in ordinary shares of the Company (the “Share Consideration”).
Share price | $ / shares																$ 6.670
After reporting period [member] | BYD Motors LLC [member]
IfrsStatementLineItems [Line Items]
Costs and fees | $	$ 56,000,000
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																			47,040,730	40,677,840	40,626,609
Dividend shares | shares								121,106,421	38,439,933
Common shares [member] | After reporting period [member] | American depositary share [member]
IfrsStatementLineItems [Line Items]
Share issued | shares			4,410,983
Common shares [member] | After reporting period [member] | American depositary share [member] | Flipturn inc [member]
IfrsStatementLineItems [Line Items]
Additional share issued | shares			3,717,546
Additional share issued value | kr			kr 312,764,000
Common shares one [member] | After reporting period [member] | American depositary share [member]
IfrsStatementLineItems [Line Items]
Share issued | shares			4,354,617
Value of shares issued | kr			kr 366,363,000
Common shares two [member] | After reporting period [member] | American depositary share [member]
IfrsStatementLineItems [Line Items]
Share issued | shares			56,366
Value of shares issued | kr			kr 4,742,000
Other expense | kr			kr 2,371,000
Commercial agreement [member] | Top of range [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares											6,941,402